Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	5,575,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.02	$ 10.77	$ 15.54	$ 22.96
Number of Exercisable Options (in shares)	3,490,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 10 months 24 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 13.17	18.25	$ 21.35
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	2,590,000
Outstanding Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.98
Number of Exercisable Options (in shares)	845,000
Exercisable Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 3.98
Range of Exercise Prices, lower limit (USD per share)	$ 0.00
Range of Exercise Prices, upper limit (USD per share)		4.99
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	1,699,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 8.98
Number of Exercisable Options (in shares)	1,359,000
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 9.05
Range of Exercise Prices, lower limit (USD per share)	$ 5.00
Range of Exercise Prices, upper limit (USD per share)		9.99
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	595,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	595,000
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range of Exercise Prices, lower limit (USD per share)	$ 10.00
Range of Exercise Prices, upper limit (USD per share)		19.99
Range Of Exercise Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	691,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 35.09
Number of Exercisable Options (in shares)	691,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 35.09
Range of Exercise Prices, lower limit (USD per share)	$ 20.00
Range of Exercise Prices, upper limit (USD per share)		$ 59.99